CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009
Current Assets
Cash and cash equivalents	$ 14	$ 16
Accounts and notes receivable, less allowances of $8 for 2010 and $10 for 2009	165	172
Inventories	35	43
Real estate held for sale	8	36
Deferred income taxes	8	6
Section 1031 exchange proceeds	1	1
Prepaid expenses and other assets	33	33
Total current assets	264	307
Investments in Affiliates	329	242
Real Estate Developments	122	88
Property - net	1,651	1,536
Employee Benefit Plan Assets	3	3
Other Assets	126	204
Total	2,495.0	2,380.0
Current Liabilities
Notes payable and current portion of long-term debt	136	65
Accounts payable	137	132
Payroll and vacation benefits	20	18
Uninsured claims	10	9
Accrued and other liabilities	50	73
Total current liabilities	353	297
Long-term Liabilities
Long-term debt	386	406
Deferred income taxes	431	428
Employee benefit plans	135	116
Uninsured claims and other liabilities	54	48
Total long-term liabilities	1,006	998
Commitments and Contingencies (Note 13)
Shareholders' Equity
Capital stock - common stock without par value; authorized, 150 million shares ($0.75 stated value per share); outstanding, 41.3 million shares in 2010 and 41.0 million shares in 2009	34	33
Additional capital	223	210
Accumulated other comprehensive loss	(82)	(81)
Retained earnings	972	934
Cost of treasury stock	(11)	(11)
Total shareholders' equity	1,136	1,085
Total	$ 2,495	$ 2,380